Note 4. Property and Equipment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Furniture and office equipment, cost	$ 11,392
Furniture and office equipment, Accumulated Depreciation	(4,829)
Furniture and office equipment, Net	6,563	8,025
Computer equipment, cost	5,025
Computer equipment, Accumulated Depreciation	(2,100)
Computer equipment, Net	2,925	4,978
Vehicles, cost	10,107
Vehicles, Accumulated Depreciation	(5,602)
Vehicles, Net	4,505	4,097
Property and equipment total cost	26,524
Property and equipment, accumulated depriciation	(12,531)
Property and equipment total amount	$ 13,993	$ 17,100